Schedule of Fair Value Measurement hierarchy (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets, Fair value
Available-for-sale financial asset	R$ 2,073,918	R$ 1,965,972
Fair Value, Inputs, Level 1
Assets, Fair value
Cash	352,607		R$ 277,500	R$ 270,310
Fair Value, Inputs, Level 2
Assets, Fair value
Cash equivalents	4,716,514		6,585,184	7,292,941
Short-term investments	91,723		136,286	286,005
Derivative financial instruments			0	0
Fair Value, Inputs, Level 3
Assets, Fair value
Available-for-sale financial asset	R$ 2,073,918		R$ 1,965,972	R$ 2,047,379